Income Taxes - Significant Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
State	$ 1	$ 1	$ 1
Foreign		1,698
Total current provision	1	1,699	1
Deferred
Income Tax Expense	$ 1	$ 1,699	$ 1